Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2021
Cash flow statement supplementary information
Schedule of reconciliation of cash flow statement supplementary information
	1 January 2021	Financing cash flows			Non-cash movements					Operating cash flows	31 December 2021
€ millions		Proceeds	Transaction costs	Repayments	Equity component of convertible bond	Additions of leases	Arising on acquisitions	Interest expense	Other changes	Interest repayment
Convertible bonds	483	1,109	(15)	-	(139)	-	-	48	-	(11)	1,475
Lease liability	87	-	-	(42)	-	217	102	5	6	-	375
Senior notes	-	-	-	-	-	-	447	12	31	(24)	466
Bank Loan	-	300	-	-	-	-	-	-	-	-	300
Total	570										2,616

	1 January 2020	Financing cash flows			Non-cash movements					Operating cash flows	31 December 2020
€ millions		Proceeds	Transaction costs	Repayments	Equity component of convertible bond	Additions of leases	Arising on acquisitions	Interest expense	Other changes	Interest repayment
Convertible bonds	229	300	(6)	-	(51)	-	-	19	-	(8)	483
Lease liability	27	-	-	(12)	-	12	64	2	(6)	-	87
Revolving credit facility	15	134	-	(493)	-	-	344	-	-	-	-
Total	271										570

	1 January 2019	Financing cash flows			Non-cash movements					Operating cash flows	31 December 2019
€ millions		Proceeds	Transaction costs	Repayments	Equity component of convertible bond	Additions of leases	Arising on acquisitions	Interest expense	Other changes	Interest repayment
Convertible bonds	-	250	(6)	-	(23)	-	-	11	-	(3)	229
Lease liability	15	-	-	(8)	-	9	9	1	1	-	27
Revolving credit facility	-	15	-	-	-	-	-	-	-	-	15
Bridge facility	150	-	-	(150)	-	-	-	-	-	-	-
Total	165										271